Other Operating Expenses	12 Months Ended
Dec. 31, 2022
Disclosure of other operating expenses [abstract]
Other Operating Expenses

NOTE 40. OTHER OPERATING EXPENSES
The account breaks down as follows as of the indicated dates:

	12.31.22	12.31.21	12.31.20
Turnover Tax	(75,867,764)	(62,600,121)	(46,052,443)
Contributions to the Deposit Insurance Scheme	(2,916,506)	(3,138,808)	(3,114,573)
Charges for Other Provisions	(4,342,446)	(2,821,696)	(8,434,943)
Claims	(6,046,837)	(5,366,365)	(3,727,345)
Other Financial Expenses	—	—	(840,915)
Interest on leases	(1,143,136)	(1,033,047)	(1,172,715)
Credit-card-relates expenses	(12,221,817)	(11,744,206)	(13,231,310)
Other Expenses from Services	(19,947,408)	(17,225,968)	(12,738,981)
Others	(3,013,488)	(3,490,994)	(3,173,807)
Total	(125,499,402)	(107,421,205)	(92,487,032)